Schedule II - Consolidated Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule II - Consolidated Valuation And Qualifying Accounts [Abstract]
Allowance for uncollectible accounts, Balance at Beginning of Period	$ 81	[1]	$ 68	[1]	$ 76	[1]
Allowance for uncollectible accounts, Charged to Costs and Expenses	60	[1]	56	[1]	68	[1]
Allowance for uncollectible accounts, Deductions	60	[1],[2]	43	[1],[2]	76	[1],[2]
Allowance for uncollectible accounts, Balance at End of Period	$ 81	[1]	$ 81	[1]	$ 68	[1]

[1]	Allowance for uncollectible accounts is deducted from "Accounts receivable - Customers."
[2]	Deductions consist principally of write-offs, net of collections of receivables previously written off.